Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income	¥ 309,474	$ 42,399	¥ 289,099	¥ 85,723
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation expense	12,516	1,715	16,192	19,473
Amortization of intangible assets	16,791	2,300	17,858
Non-cash operating lease expense	59,918	8,209	69,689	90,419
Provision for allowance for credit losses on financial assets	43,650	5,980	24,647	30,701
Share-based compensation expenses	38,589	5,287	17,095	461
Loss on disposal of property, plant and equipment	224	31	1,311	2,825
Property, plant and equipment written off	4,180	572
Change in fair value of equity investments	82,588	11,315	(96,217)
Change in fair value of contingent consideration	(4,088)	(560)	(6,650)
Investment income	(5,351)	(733)	(17,047)	(10,963)
Net loss (gain) on disposal of subsidiaries	(897,306)	(122,930)	2,904
Share of loss of affiliates, net of impairment	10,252	1,405	1,317	69,596
Deferred taxes	111,498	15,275	14,544	27,845
Interest accrued for other receivables	(11,638)	(1,594)	(3,537)	(3,353)
Impairment of goodwill and intangible assets	404,121	55,364
Accounts receivable	76,783	10,519	196,422	(1,491)
Contract assets	116,924	16,019	(327,419)	(204,249)
Insurance premium receivables			(16)
Other receivables	(272,392)	(37,317)	9,034	37,262
Other current assets	4,881	669	8,576	8,623
Other non-current assets	2,696	369	(4,933)	(51)
Accounts payable	(135,671)	(18,587)	(362,066)	22,099
Accrued commissions	(13,844)	(1,896)	364,026	127,643
Insurance premium payables	(7,596)	(1,041)	(1,637)	(7,375)
Other payables and accrued expenses	310,476	42,534	(2,115)	(16,264)
Accrued payroll	(30,299)	(4,151)	(8,799)	(15,771)
Income taxes payable	(24,071)	(3,298)	(29,947)	(262)
Lease liabilities	(55,709)	(7,633)	(68,265)	(88,573)
Other tax liabilities	(4,744)	(652)	(2,279)	(36,566)
Net cash generated from operating activities	142,852	19,570	101,787	137,752
Cash flows from investing activities:
Purchase of short-term investments	(1,847,474)	(253,103)	(4,399,910)	(2,550,300)
Proceeds from disposal of short-term investments	2,150,410	294,605	4,226,001	3,239,556
Purchase of long-term investments			(135,462)
Purchase of property, plant and equipment	(8,450)	(1,158)	(12,996)	(77,746)
Proceeds from disposal of property and equipment	3,117	427	3,047	3,799
Cash paid out for loan receivables from third parties	(824,800)	(112,996)	(160,000)	(205,800)
Cash received for loan receivables from third parties	141,000	19,317	229,000	24,500
Prepayment for purchase of short-term investments				(540,000)
Payment for business acquisitions, net of cash acquired			18,452	(21,571)
Proceeds as guarantee deposits from certain shareholders in business combinations			33,373
Payment as guarantee deposits to certain shareholders in business combinations			(33,373)
Disposal of subsidiaries, net of cash disposed	(50,393)	(6,904)
Others			(2,440)
Net cash used in investing activities	(436,590)	(59,812)	(234,308)	(127,562)
Cash flows from financing activities:
Proceeds from bank borrowings	134,976	18,492	182,301	35,679
Proceeds of issuance of ordinary shares	93	13
Repayment of bank borrowings and other borrowings	(164,300)	(22,509)	(62,789)
Dividend paid				(52,069)
Dividend distributed to noncontrolling interest	(29,500)	(4,041)
Capital contribution from non-controlling interests			7,330
Repurchase of ordinary shares from open market	(5,735)	(786)	(40,556)	(3,984)
Others	77	10	(110)	3
Net cash (used in) generated from financing activities	(64,389)	(8,821)	86,176	(20,371)
Net decrease in cash and cash equivalents, and restricted cash	(358,127)	(49,063)	(46,345)	(10,181)
Cash and cash equivalents and restricted cash at beginning of year	602,004	82,474	648,211	656,522
Effect of exchange rate changes on cash and cash equivalents	1,867	255	138	1,870
Cash and cash equivalents and restricted cash at the end of the year	245,744	33,666	602,004	648,211
Supplemental disclosure of non-cash investing activities:
Right-of-use assets obtained in exchange for lease obligations, net of decrease of right-of-use assets for early terminations	(1,872)	(256)	57,233	4,462
Acquisition of subsidiaries through issuing ordinary shares			(203,657)
Supplemental disclosure of non-cash financing activities:
Shares in affiliates obtained in exchange for disposal of subsidiaries	1,000,000	140,000
Dividend distribution in equity method investee’s shares				265,661
Cash and cash equivalents at the end of the year	192,117		521,538	567,525
Restricted cash at the end of the year	53,627		80,466	80,686
Income taxes paid	12,601	1,726	76,879	47,029
Interests paid	¥ 3,326	$ 456	¥ 8,750